Revenue from contracts with customers - Revenue derived from entities accounting for more than 10 percent of revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue from contracts with customers
Revenue from contracts with customers	£ 677,649	£ 666,514	£ 661,755
Customer A
Revenue from contracts with customers
Revenue from contracts with customers	204,260	141,095	161,098
Customer B
Revenue from contracts with customers
Revenue from contracts with customers	£ 86,218	£ 87,877	£ 90,051